ORGANIZATION AND DESCRIPTION OF OUR BUSINESS - Narrative (Details) $ / shares in Units, shares in Millions	Dec. 24, 2024 USD ($)	Mar. 31, 2020 USD ($) agreement $ / shares shares	Mar. 20, 2020 customer
Disclosure of corporate information [line items]
Exchangable shares | customer			1
Limited partnership units | customer			9
Percentage of issued and outstanding exchangeable shares held by holders of units		70.40%
Percentage of issued and outstanding exchangeable shares held by partner		29.60%
Exchangeable And Class B Shares Of BIHC
Disclosure of corporate information [line items]
Redeemable and exchangeable partnership units, exchange ratio	1
Class Exchangeable Shares
Disclosure of corporate information [line items]
Ownersip cap limits exchange by owing, percentage	9.50%
Redeemable and exchangeable partnership units, exchange ratio	1
BIHC
Disclosure of corporate information [line items]
Exchangeable share, conversion ratio	1
Percentage of voting interest in company		82.40%
Class A shares to limited partner units, conversion ratio		0.11111
Exchangeable shares issued as a result of the holding LP distribution, Brookfield (in shares) | shares		20.6
Exchangeable shares issued as a result of the holding LP distribution, Partnership (in shares) | shares		48.9
Equity commitment from parent		$ 1,000,000,000
Preferred shares | $ / shares		$ 25.00
Holders of exchangeable shares
Disclosure of corporate information [line items]
Percentage of voting interest in company	25.00%
Subsidiary partners of exchangable shares
Disclosure of corporate information [line items]
Percentage of voting interest in company	75.00%
Subsidiaries
Disclosure of corporate information [line items]
Percentage of voting interest in company		75.00%
Holders of BIHC exchangeable shares | BIHC
Disclosure of corporate information [line items]
Percentage of voting interest in company		25.00%
Brookfield Infrastructure Partners L.P | BIHC
Disclosure of corporate information [line items]
Percentage of voting interest in company		7.40%
Holders of exchangeable shares, excluding Parent | BIHC
Disclosure of corporate information [line items]
Percentage of voting interest in company		17.60%
Senior Unsecured Revolving Credit Facility
Disclosure of corporate information [line items]
Credit facility, maximum borrowing capacity	$ 150,000,000
Borrowings maturity, term	10 years
Borrowings maturity, annual extensions period	1 year
Senior Unsecured Revolving Credit Facility | BIHC
Disclosure of corporate information [line items]
Credit facility, maximum borrowing capacity		$ 1,000,000,000
Borrowings maturity, term		10 years
Number of credit agreements | agreement		2
Senior Unsecured Revolving Credit Facility | Subsidiaries | BIHC
Disclosure of corporate information [line items]
Credit facility, maximum borrowing capacity		$ 1,000,000,000
Senior Unsecured Revolving Credit Facility | Brookfield Infrastructure Partners L.P | BIHC
Disclosure of corporate information [line items]
Credit facility, maximum borrowing capacity		$ 1,000,000,000